Subsequent Events (Details Narrative) - USD ($)						1 Months Ended		2 Months Ended	3 Months Ended		6 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
		Nov. 04, 2022	Oct. 24, 2022	Mar. 07, 2022	Apr. 14, 2021	Aug. 31, 2022	Apr. 25, 2022	May 17, 2022	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Nov. 05, 2022
Subsequent Event [Line Items]
Common stock, par value									$ 0.0001		$ 0.0001			$ 0.0001	$ 0.0001		$ 0.0001
Repayment of convertible note														$ 250,000
Common Stock [Member]
Subsequent Event [Line Items]
Common stock issued to initial stockholders, shares	[1],[2]														2,874,999
NATURALSHRIMP INCORPORATED [Member]
Subsequent Event [Line Items]
Proceeds from convertible debentures						$ 3,900,000					$ 1,500,000					$ 8,905,000	$ 1,100,000	$ 600,000
Common stock, par value									$ 0.0001		$ 0.0001			$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock, per share																$ 0.0001
Repayment of convertible note											$ 48,000	48,000				$ 4,596,000
Aggregate purchase price of common stock												$ 17,277,123
NATURALSHRIMP INCORPORATED [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Common stock issued to initial stockholders, shares									250,000	250,000
NATURALSHRIMP INCORPORATED [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from convertible debentures							$ 1,500,000
NATURALSHRIMP INCORPORATED [Member] | Subsequent Event [Member] | GHS Purchase Agreement [Member]
Subsequent Event [Line Items]
Common stock issued to initial stockholders, shares		64,000,000
Aggregate purchase price of common stock		$ 5,000,000
Ownership percentage		4.99%
Consecutive business percentage		90.00%
Percentage of purchase price		112.50%
NATURALSHRIMP INCORPORATED [Member] | Subsequent Event [Member] | Merger Agreement [Member]
Subsequent Event [Line Items]
Business consideration description			(i) 5,000,000 Yotta Shares if the Surviving Corporation has at least $15,000,000 in revenue during the fiscal year ended March 31, 2024 and (ii) 5,000,000 Yotta Shares if the Surviving Corporation has at least $30,000,000 in revenue during the fiscal year ended March 31, 2025 (collectively, the “Contingent Merger Consideration Shares”).
Repayment of convertible note		$ 10,000,000	$ 10,000,000
Stated value per share																			$ 1,200
NATURALSHRIMP INCORPORATED [Member] | Subsequent Event [Member] | Common Stock [Member] | Merger Agreement [Member]
Subsequent Event [Line Items]
Common stock issued to initial stockholders, shares			17,500,000
Common stock, par value			$ 0.0001
Sponsor [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of shares surrendered				1,150,000
Series E Preferred Stock [Member] | NATURALSHRIMP INCORPORATED [Member]
Subsequent Event [Line Items]
Conversion of stock, shares converted								400
Common stock issued to initial stockholders, shares					10,000
Common Stock [Member] | NATURALSHRIMP INCORPORATED [Member]
Subsequent Event [Line Items]
Conversion of stock, shares issued								1,523,810
Series A Convertible Preferred Stock [Member] | NATURALSHRIMP INCORPORATED [Member]
Subsequent Event [Line Items]
Preferred stock, per share									$ 0.0001		$ 0.0001			$ 0.0001		$ 0.0001
Series A Convertible Preferred Stock [Member] | NATURALSHRIMP INCORPORATED [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Preferred stock, per share			0.0001
Series F Convertible Preferred Stock [Member] | NATURALSHRIMP INCORPORATED [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Preferred stock, per share			0.0001
Series E Convertible Preferred Stock [Member] | NATURALSHRIMP INCORPORATED [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Preferred stock, per share			$ 0.0001

[1]	Includes up to 375,000 shares of common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).
[2]	Shares have been retroactively restated to reflect the surrender of 1,150,000 shares without consideration by the sponsor on March 7, 2022 and a dividend, payable in shares of common stock, of two-thirds of one share of common stock for each share of common stock issued and outstanding on April 5, 2022 (Note 8).